LEASES (Details Narrative)		1 Months Ended			3 Months Ended	12 Months Ended
	Jul. 02, 2019 USD ($)	Jan. 31, 2023 USD ($)	Apr. 21, 2022 USD ($)	Feb. 28, 2022 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($) ft²
ROU Assets					$ 1,288,514	$ 0
Lease Liabilities			$ 1,315,561
Box Pure Air
Monthly rental payment increased						$ 4,408
Area leased | ft²						1,653
Address of property						145 King Street, Charleston, South Carolina 29401
Office Space [Member]
Monthly rental payment increased		$ 3,688		$ 3,758
Boston Solar [Member]
Tools lease payments			1,312
Total lease expense					$ 81,420
ROU Assets			1,400,278
Lease Liabilities			1,400,278
Boston Solar [Member] | Minimum [Member]
Monthly operating lease payments			4,372
Vehicle leases			644
Boston Solar [Member] | Maximum [Member]
Monthly operating lease payments			18,466
Vehicle leases			$ 821
Lease Agreements [Member] | Office Space [Member]
Area leased | ft²						1,400
Address of property						2999 North 44th Street, Phoenix, Arizona 85018
Lease Agreements [Member] | California [Member]
Monthly rental payment increased	$ 2,400
Period of lease	24 months